Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 37.88%		Shares	Value

iShares 0-3 Month Treasury Bond ETF...........................................................................		977	$97,964
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,984	95,748
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,656	47,875
Vanguard Short-Term Treasury ETF (a)............................................................................		1,658	95,816
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $339,865)			337,403
		Notional
PURCHASED OPTIONS - 119.87% (b)(c)	Contracts	Amount

CALL OPTIONS - 105.26%
Invesco QQQ Trust Series 1, Expires 9/11/2023, Strike Price $310.74................................	31	$828,506	53,347
SPDR S&P 500® Trust ETF, Expires 9/11/2023, Strike Price $410.97................................	24	857,232	40,034
SPDR S&P 500® Trust ETF, Expires 9/11/2023, Strike Price $0.41....................................	24	857,232	844,092
PUT OPTIONS - 14.61%			937,473

iShares 20+ Year Treasury Bond ETF, Expires 9/11/2023, Strike Price $102.88...................	92	942,540	72,887
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 9/11/2023, Strike Price
$103.13................................................................................................................	92	942,540	52,608
SPDR S&P 500® Trust ETF, Expires 9/11/2023, Strike Price $164.80................................	24	857,232	4,623
TOTAL PURCHASED OPTIONS (Cost $1,280,578)			130,118
			1,067,591
Total Investments (Cost $1,620,443) - 157.75%............................................................			1,404,994
Liabilities in Excess of Other Assets - (57.75)%..............................................................			(514,349)
....................................................................................TOTAL NET ASSETS - 100.00%			$890,645

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,403.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1............................	9/11/2023	$336.81	31	$(828,506)	$(30,134)
SPDR S&P 500® Trust ETF............................	9/11/2023	$445.45	24	(857,232)	(17,413)
SPDR S&P 500® Trust ETF............................	9/11/2023	$164.80	24	(857,232)	(477,089)
PUT OPTIONS					(524,636)

iShares 20+ Year Treasury Bond ETF...............	9/11/2023	$108.30	92	(942,540)	(99,993)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	9/11/2023	$108.56	92	(942,540)	(81,709)
SPDR S&P 500® Trust ETF............................	9/11/2023	$369.87	24	(857,232)	(83,653)
TOTAL OPTIONS WRITTEN (Premiums Received $896,303)					(265,355)
					$(789,991)